Revenue Recognition (Tables)	12 Months Ended
Dec. 31, 2018
Revenue from Contract with Customer [Abstract]
Adoption of new revenue standard
In the first quarter of 2019, we voluntarily changed our method of accounting for oil and natural gas exploration and development activities from the full cost method to the successful efforts method. Accordingly, financial information for prior periods presented herein has been recast to reflect retrospective application of the successful efforts method. In general, under the successful efforts method, exploration costs such as exploratory dry holes, exploratory geophysical and geological costs, delay rentals, unproved leasehold impairments and exploration overhead are charged against earnings as incurred, versus being capitalized under the full cost method of accounting. The successful efforts method also provides for the assessment of potential property impairments by comparing the net carrying value of oil and natural gas properties to associated projected undiscounted pre-tax future net cash flows. If the expected undiscounted pre-tax future net cash flows are lower than the unamortized capitalized costs, the capitalized costs are reduced to fair value. Under the full cost method of accounting, a write-down would be required if the net carrying value of oil and natural gas properties exceeds a full cost ceiling using an unweighted arithmetic average of commodity prices in effect on the first day of each of the previous 12 months. In addition, gains or losses, if applicable, are generally recognized on the disposition of oil and natural gas property and equipment under the successful efforts method, as opposed to an adjustment to the net carrying value of the assets remaining under the full cost method. Our consolidated financial statements have been recast to reflect these differences.

	December 31, 2018
CONSOLIDATED BALANCE SHEETS	As Previously Reported Under Full Cost	Adjustment	As Revised Under Successful Efforts
	($ in millions except per share data)
Proved oil and natural gas properties ($488 and $755 attributable to our VIE)	$69,642	$(44,235)	$25,407
Unproved properties	$2,337	$(776)	$1,561
Total Property and Equipment, at Cost	$73,700	$(45,011)	$28,689
Less: accumulated depreciation, depletion and amortization (($461) and ($707) attributable to our VIE)	$(64,685)	$46,799	$(17,886)
Total Property and Equipment, Net	$9,030	$1,788	$10,818
Total Assets	$10,947	$1,788	$12,735
Other current liabilities	$1,540	$59	$1,599
Other long-term liabilities	$156	$63	$219
Total long-term liabilities	$7,652	$63	$7,715
Accumulated deficit	$(15,660)	$1,748	$(13,912)
Total Chesapeake Stockholders’ Equity	$344	$1,748	$2,092
Noncontrolling interests	$123	$(82)	$41
Total Equity	$467	$1,666	$2,133
Total Liabilities and Equity	$10,947	$1,788	$12,735

	December 31, 2017
CONSOLIDATED BALANCE SHEETS	As Previously Reported Under Full Cost	Adjustment	As Revised Under Successful Efforts
	($ in millions except per share data)
Other current assets	$171	$1	$172
Proved oil and natural gas properties ($488 and $755 attributable to our VIE)	$68,858	$(40,926)	$27,932
Unproved properties	$3,484	$(1,460)	$2,024
Total Property and Equipment, at Cost	$74,328	$(42,386)	$31,942
Less: accumulated depreciation, depletion and amortization (($461) and ($700) attributable to our VIE)	$(63,664)	$44,757	$(18,907)
Property and equipment held for sale, net	$16	$128	$144
Total Property and Equipment, Net	$10,680	$2,499	$13,179
Total Assets	$12,425	$2,500	$14,925
Other current liabilities	$1,455	$63	$1,518
Other long-term liabilities	$354	$122	$476
Total long-term liabilities	$10,441	$122	$10,563
Accumulated deficit	$(16,525)	$2,395	$(14,130)
Total Chesapeake Stockholders’ Equity (Deficit)	$(496)	$2,395	$1,899
Noncontrolling interests	$124	$(80)	$44
Total Equity (Deficit)	$(372)	$2,315	$1,943
Total Liabilities and Equity	$12,425	$2,500	$14,925

	Year Ended December 31, 2018
CONSOLIDATED STATEMENTS OF OPERATIONS	As Previously Reported Under Full Cost	Adjustment	As Revised Under Successful Efforts
	($ in millions except per share data)
Other revenues	$—	$63	$63
Loss on sale of assets	$—	$(264)	$(264)
Total revenues	$10,231	$(201)	$10,030
Exploration expense	$—	$162	$162
General and administrative	$280	$55	$335
Depreciation, depletion and amortization	$1,145	$592	$1,737
Loss on sale of oil and natural gas properties	$578	$(578)	$—
Impairments	$53	$78	$131
Other operating expenses	$10	$(10)	$—
Total operating expenses	$9,349	$299	$9,648
Income (loss) from operations	$882	$(500)	$382
Interest expense	$(487)	$(146)	$(633)
Other income	$70	$(3)	$67
Total other expense	$(15)	$(149)	$(164)
Income (loss) before income taxes	$867	$(649)	$218
Net income (loss)	$877	$(649)	$228
Net (income) loss attributable to noncontrolling interest	$(4)	$2	$(2)
Net income (loss) attributable to Chesapeake	$873	$(647)	$226
Earnings allocated to participating securities	$(6)	$5	$(1)
Net income (loss) available to common stockholders	$775	$(642)	$133
Earnings (loss) per common share basic	$0.85	$(0.70)	$0.15
Earnings (loss) per common share diluted	$0.85	$(0.70)	$0.15

	Year Ended December 31, 2017
CONSOLIDATED STATEMENTS OF OPERATIONS	As Previously Reported Under Full Cost	Adjustment	As Revised Under Successful Efforts
	($ in millions except per share data)
Other revenues	$—	$67	$67
Gain on sales of assets	$—	$476	$476
Total revenues	$9,496	$543	$10,039
Exploration expense	$—	$235	$235
General and administrative	$262	$71	$333
Depreciation, depletion and amortization	$995	$702	$1,697
Impairments	$5	$809	$814
Other operating expenses	$413	$3	$416
Total operating expenses	$8,357	$1,820	$10,177
Income (loss) from operations	$1,139	$(1,277)	$(138)
Interest expense	$(426)	$(175)	$(601)
Other income	$9	$(3)	$6
Total other expense	$(184)	$(178)	$(362)
Income (loss) before income taxes	$955	$(1,455)	$(500)
Net income (loss)	$953	$(1,455)	$(502)
Net (income) loss attributable to noncontrolling interest	$(4)	$1	$(3)
Net income (loss) attributable to Chesapeake	$949	$(1,454)	$(505)
Earnings allocated to participating securities	$(10)	$10	$—
Net income (loss) available to common stockholders	$813	$(1,444)	$(631)
Earnings (loss) per common share basic	$0.90	$(1.60)	$(0.70)
Earnings (loss) per common share diluted	$0.90	$(1.60)	$(0.70)

	Year Ended December 31, 2016
CONSOLIDATED STATEMENTS OF OPERATIONS	As Previously Reported Under Full Cost	Adjustment	As Revised Under Successful Efforts
	($ in millions except per share data)
Other revenues	$—	$207	$207
Gain on sales of assets	$—	$626	$626
Total revenues	$7,872	$833	$8,705
Exploration expense	$—	$1,455	$1,455
General and administrative	$240	$82	$322
Depreciation, depletion and amortization	$1,107	$591	$1,698
Impairments	$3,025	$(2,462)	$563
Other operating expenses	$365	$12	$377
Total operating expenses	$12,283	$(322)	$11,961
Income (loss) from operations	$(4,411)	$1,155	$(3,256)
Interest expense	$(296)	$(232)	$(528)
Other income	$19	$(14)	$5
Total other expense	$(178)	$(246)	$(424)
Income (loss) before income taxes	$(4,589)	$909	$(3,680)
Net income (loss)	$(4,399)	$909	$(3,490)
Net (income) loss attributable to noncontrolling interest	$9	$(12)	$(3)
Net income (loss) attributable to Chesapeake	$(4,390)	$897	$(3,493)
Net income (loss) available to common stockholders	$(4,915)	$897	$(4,018)
Earnings (loss) per common share basic	$(6.43)	$1.17	$(5.26)
Earnings (loss) per common share diluted	$(6.43)	$1.17	$(5.26)

	Year Ended December 31, 2018
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME	As Previously Reported Under Full Cost	Adjustment	As Revised Under Successful Efforts
	($ in millions except per share data)
Net income (loss)	$877	$(649)	$228
Comprehensive income (loss)	$911	$(649)	$262
Comprehensive (income) loss attributable to noncontrolling interests	$(4)	$2	$(2)
Comprehensive income (loss) attributable to Chesapeake	$907	$(647)	$260

	Year Ended December 31, 2017
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME	As Previously Reported Under Full Cost	Adjustment	As Revised Under Successful Efforts
	($ in millions except per share data)
Net income (loss)	$953	$(1,455)	$(502)
Comprehensive income (loss)	$992	$(1,455)	$(463)
Comprehensive (income) loss attributable to noncontrolling interests	$(4)	$1	$(3)
Comprehensive income (loss) attributable to Chesapeake	$988	$(1,454)	$(466)

	Year Ended December 31, 2016
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME	As Previously Reported Under Full Cost	Adjustment	As Revised Under Successful Efforts
	($ in millions except per share data)
Net income (loss)	$(4,399)	$909	$(3,490)
Comprehensive income (loss)	$(4,396)	$909	$(3,487)
Comprehensive (income) loss attributable to noncontrolling interests	$9	$(12)	$(3)
Comprehensive income (loss) attributable to Chesapeake	$(4,387)	$897	$(3,490)

	Year Ended December 31, 2018
CONSOLIDATED STATEMENTS OF CASH FLOWS	As Previously Reported Under Full Cost	Adjustment	As Revised Under Successful Efforts
	($ in millions except per share data)
Net income	$877	$(649)	$228
Depreciation, depletion and amortization	$1,145	$592	$1,737
Loss on sale of oil and gas properties	$578	$(578)	$—
Losses on sales of assets	$—	$264	$264
Impairments	$53	$78	$131
Exploratory dry hole expense and leasehold impairments	$—	$96	$96
Other	$(108)	$(10)	$(118)
Increase in accounts payable, accrued liabilities and other	$138	$(63)	$75
Net cash provided by operating activities	$2,000	$(270)	$1,730
Drilling and completion costs	$(1,958)	$110	$(1,848)
Acquisition of proved and unproved properties	$(288)	$160	$(128)
Net cash provided by investing activities	$185	$270	$455

	Year Ended December 31, 2017
CONSOLIDATED STATEMENTS OF CASH FLOWS	As Previously Reported Under Full Cost	Adjustment	As Revised Under Successful Efforts
	($ in millions except per share data)
Net income (loss)	$953	$(1,455)	$(502)
Depreciation, depletion and amortization	$995	$702	$1,697
Gains on sales of assets	$—	$(476)	$(476)
Impairments	$5	$809	$814
Exploratory dry hole expense and leasehold impairments	$—	$214	$214
Other	$(135)	$3	$(132)
Decrease in accounts payable, accrued liabilities and other	$(308)	$(67)	$(375)
Net cash provided by operating activities	$745	$(270)	$475
Drilling and completion costs	$(2,186)	$73	$(2,113)
Acquisition of proved and unproved properties	$(285)	$197	$(88)
Net cash used in investing activities	$(1,188)	$270	$(918)

	Year Ended December 31, 2016
CONSOLIDATED STATEMENTS OF CASH FLOWS	As Previously Reported Under Full Cost	Adjustment	As Revised Under Successful Efforts
	($ in millions except per share data)
Net loss	$(4,399)	$909	$(3,490)
Depreciation, depletion and amortization	$1,107	$591	$1,698
Gain on sales of assets	$—	$(212)	$(212)
Impairments	$3,025	$(2,462)	$563
Exploratory dry hole expense and leasehold impairments	$—	$1,387	$1,387
Other	$(145)	$18	$(127)
Decrease in accounts payable, accrued liabilities and other	$(757)	$(1,007)	$(1,764)
Net cash used in operating activities	$(204)	$(776)	$(980)
Drilling and completion costs	$(1,295)	$103	$(1,192)
Acquisition of proved and unproved properties	$(788)	$673	$(115)
Net cash provided by (used in) investing activities	$(660)	$776	$116

	Year Ended December 31, 2018
CONSOLIDATED STATEMENTS OF STOCKHOLDERS’ EQUITY	As Previously Reported Under Full Cost	Adjustment	As Revised Under Successful Efforts
	($ in millions except per share data)
Accumulated deficit, beginning of period	$(16,525)	$2,395	$(14,130)
Net income attributable to Chesapeake	$873	$(647)	$226
Accumulated deficit, end of period	$(15,660)	$1,748	$(13,912)
Total Chesapeake stockholders’ equity (deficit)	$344	$1,748	$2,092
Noncontrolling interests, beginning of period	$124	$(80)	$44
Net income (loss) attributable to noncontrolling interests	$4	$(2)	$2
Noncontrolling interests, end of period	$123	$(82)	$41
Total equity (deficit)	$467	$1,666	$2,133

	Year Ended December 31, 2017
CONSOLIDATED STATEMENTS OF STOCKHOLDERS’ EQUITY	As Previously Reported Under Full Cost	Adjustment	As Revised Under Successful Efforts
	($ in millions except per share data)
Accumulated deficit, beginning of period	$(17,474)	$3,849	$(13,625)
Net income attributable to Chesapeake	$949	$(1,454)	$(505)
Accumulated deficit, end of period	$(16,525)	$2,395	$(14,130)
Total Chesapeake stockholders’ equity (deficit)	$(496)	$2,395	$1,899
Noncontrolling interests, beginning of period	$128	$(79)	$49
Net income (loss) attributable to noncontrolling interests	$4	$(1)	$3
Noncontrolling interests, end of period	$124	$(80)	$44
Total equity (deficit)	$(372)	$2,315	$1,943

	Year Ended December 31, 2016
CONSOLIDATED STATEMENTS OF STOCKHOLDERS’ EQUITY	As Previously Reported Under Full Cost	Adjustment	As Revised Under Successful Efforts
	($ in millions except per share data)
Net income attributable to Chesapeake	$(4,390)	$897	$(3,493)
Cumulative effect of change in accounting principle	$—	$2,952	$2,952
Accumulated deficit, end of period	$(17,474)	$3,849	$(13,625)
Total Chesapeake stockholders’ equity (deficit)	$(1,331)	$3,849	$2,518
Noncontrolling interests, beginning of period	$141	$—	$141
Net income (loss) attributable to noncontrolling interests	$(9)	$12	$3
Cumulative effect of change in accounting principle	$—	$(91)	$(91)
Noncontrolling interests, end of period	$128	$(79)	$49
Total equity (deficit)	$(1,203)	$3,770	$2,567

In accordance with the new revenue standard requirements, the disclosure of the impact of adoption on our consolidated statements of operations was as follows:

	Before adoption of ASC 606	Adjustments	As Reported
		($ in millions)
Statement of Operations for the Year Ended December 31, 2018
Marketing revenues	$5,871	$(795)	$5,076
Marketing operating expenses	$5,953	$(795)	$5,158

Disaggregation of revenue
The following table shows revenue disaggregated by operating area and product type, for the year ended December 31, 2018:

	Year Ended December 31, 2018
	Oil	Natural Gas	NGL	Total
	($ in millions)
Marcellus	$—	$924	$—	$924
Haynesville	2	836	—	838
Eagle Ford	1,514	173	185	1,872
Powder River Basin	244	68	38	350
Mid-Continent	246	84	55	385
Utica	195	401	224	820
Revenue from contracts with customers	2,201	2,486	502	5,189
Gains (losses) on oil, natural gas and NGL derivatives	124	(147)	(11)	(34)
Oil, natural gas and NGL revenue	$2,325	$2,339	$491	$5,155

Marketing revenue from contracts with customers	$2,740	$1,194	$456	$4,390
Other marketing revenue	457	229	—	686
Marketing revenue	$3,197	$1,423	$456	$5,076

Accounts receivable
Accounts receivable as of December 31, 2018 and 2017 are detailed below:

	December 31,
	2018	2017
	($ in millions)
Oil, natural gas and NGL sales	$976	$959
Joint interest billings	211	209
Other	77	184
Allowance for doubtful accounts	(17)	(30)
Total accounts receivable, net	$1,247	$1,322